Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Ordinary shares, par value	$ 0.0010	$ 0.001	$ 0.0012	$ 0.0012	$ 0.001
Ordinary shares, authorized	490,000,000		40,000,000	40,000,000
Ordinary shares, issued	205,083,076		21,000,000	21,000,000
Ordinary shares, outstanding	205,083,076		21,000,000	21,000,000